Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial assets (CHF million)
Loans	224,604	219,434
Financial liabilities (CHF million)
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	102,546
Financial liabilities (CHF million)
Due to banks and deposits	187,146
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,082
Loans	199,450
Other financial assets	77,232
Financial liabilities (CHF million)
Due to banks and deposits	148,447
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	82,824
Other financial liabilities	100,751
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	51
Loans	5,440
Other financial assets	2,070
Financial liabilities (CHF million)
Due to banks and deposits	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,940
Other financial liabilities	1,517
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,133
Loans	204,890
Other financial assets	181,848
Financial liabilities (CHF million)
Due to banks and deposits	335,609
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	87,764
Other financial liabilities	102,268